Notes Payable - Additional Information (Detail) $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2017 CNY (¥)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥) Agreement	Dec. 31, 2016 USD ($) Agreement	Dec. 31, 2015 CNY (¥) Agreement	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Bank acceptances total amount						$ 4,577	$ 7,816
Restricted cash							2,881
Bankers Acceptance
Debt Instrument [Line Items]
Number of agreements | Agreement			5	5	8
Bank acceptances total amount			¥ 100		¥ 100		14,403	$ 15,437
Security deposit in bank account							7,202	7,719
Land use rights carrying value							6,820	$ 7,474
Repayment of notes payable	¥ 40	$ 5,761	¥ 60	$ 8,642
Restricted cash							$ 2,881